The Company, basis of presentation and significant accounting policies - Capitalized interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capitalized Interest
Interest cost capitalized	€ 7,240	€ 5,724	€ 4,758
Capitalisation rate of borrowing costs eligible for capitalisation	3.84%	4.03%	4.19%